Intangible Assets - Major Classes of Amortizable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, net	$ 768.8	$ 809.6	$ 561.5
Expiration Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	1,165.1	1,175.0	837.5
Accumulated amortization	(417.2)	(390.8)	(296.7)
Amortizable intangible assets, net	747.9	784.2	540.8
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	30.0	30.9	26.3
Accumulated amortization	(23.7)	(23.3)	(21.3)
Amortizable intangible assets, net	6.3	7.6	5.0
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	20.0	23.0	19.0
Accumulated amortization	(5.4)	(5.2)	(3.3)
Amortizable intangible assets, net	$ 14.6	$ 17.8	$ 15.7